Document and Entity Information	Dec. 17, 2021
Details
Registrant CIK	0001832161
Document Type	8-K
Document Period End Date	Dec. 17, 2021
Entity Registrant Name	KeyStar Corp.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-56290
Entity Tax Identification Number	82-1317032
Entity Address, Address Line One	9620 Las Vegas Blvd. S STE E4-98
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89123
City Area Code	702
Local Phone Number	800-2511
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false